Convertible Loans and Shareholder Loans - Schedule of Convertible Loans and Shareholder Loans Measured at Amortized Cost (Details) - CNY (¥)	Jun. 30, 2026	Dec. 31, 2025
January 2019 Shareholder Loan [Member]
Debt Conversion [Line Items]
At fair value, Current
November 2020 Shareholder Loan [Member]
Debt Conversion [Line Items]
At fair value, Current
February 2021 Shareholders Loan [Member]
Debt Conversion [Line Items]
At fair value, Current
At fair value, Non-current
Subtotal [Member]
Debt Conversion [Line Items]
At fair value, Current
Convertible Loans and Shareholder Loans [Member]
Debt Conversion [Line Items]
At fair value, Current
Subtotal [Member]
Debt Conversion [Line Items]
At fair value, Current
July 2025 Convertible Loans [Member]
Debt Conversion [Line Items]
At fair value, Non-current
Subtotal [Member]
Debt Conversion [Line Items]
At fair value, Non-current		137,501,657
Non-current Total [Member]
Debt Conversion [Line Items]
At fair value, Non-current		¥ 153,985,233